Share-based Compensation (Details 3) - 2009 Plan and 2019 Plan $ / shares in Units, shares in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 CNY (¥)
Share based Compensation
Total unrecognized compensation cost related to unvested awards	$ 350.9			¥ 2,289.6
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	2 years 3 months
Restricted share units
Number of RSUs
Outstanding at the beginning of the period (in shares) | shares	14,075	12,125	8,360
Granted (in shares) | shares	6,269	8,815	10,365
Vested (in shares) | shares	(5,832)	(5,910)	(6,140)
Forfeited (in shares) | shares	(416)	(955)	(460)
Outstanding at end of the period (in shares) | shares	14,096	14,075	12,125
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 49.00	$ 52.02	$ 47.64
Granted during the year (in dollars per share) | $ / shares	68.35	46.30	54.24
Vested during the year (in dollars per share) | $ / shares	48.02	51.22	50.11
Forfeited during the year (in dollars per share) | $ / shares	54.47	48.82	47.67
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 57.85	$ 49.00	$ 52.02